Related party transactions (Tables)	3 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

For the quarter ended March 31, 2024, the Company has the following related party transactions:

	Three Months ended March 31, 2024	Three Months ended March 31, 2023
Director’s fees	$2,003	$2,000
Salaries, wages, consultants and benefits	160,130	162,665
Selling and marketing	15,380	27,522
Stock-based compensation (Note 9)	23,923	48,221
Software technology development (Note 7)	60,148	58,827
Closing balance for the period	$261,584	$299,235